Additional Financial Information of Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Additional Financial Information of Parent Company
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(Amounts in thousands, except share and per share data)

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	1,032,540	273,112	39,598
Short-term investments	17,866,528	16,581,019	2,404,022
Prepayments and other current assets	113,595	193,771	28,094

Total current assets	19,012,663	17,047,902	2,471,714
Investment in and amount due from subsidiaries/VIEs	11,885,179	15,678,895	2,273,226
Long-term investments	1,007,361	1,100,407	159,544

Total non-current assets	12,892,540	16,779,302	2,432,770

TOTAL ASSETS	31,905,203	33,827,204	4,904,484

LIABILITIES
Accounts payable	42	2	0
Amounts due to related parties	179,859	122,152	17,710
Income tax payable	9,084	18,303	2,654
Other tax payable	250,008	—	—
Accrued expenses and other current liabilities	10,765	29,514	4,280

TOTAL LIABILITIES	449,758	169,971	24,644

SHAREHOLDERS’ EQUITY
Class A Ordinary shares (US$0.00001 par value, 40,000,000,000 and 40,000,000,000 shares authorized, 18,505,617,508 and 18,919,468,156 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	1,198	1,222	177
Class B Ordinary shares (US$0.00001 par value, 10,000,000,000 and 10,000,000,000 shares authorized, 3,323,790,823 and 2,317,044,668 issued and outstanding as of December 31, 2021 and 2022, respectively)	218	155	23
Additional paid-in capital	49,245,773	47,758,178	6,924,285
Accumulated other comprehensive income	538,650	2,511,170	364,085
Subscription receivable	(1,310,140)	—	—
Accumulated deficit	(17,020,254)	(16,613,492)	(2,408,730)

TOTAL SHAREHOLDERS’ EQUITY	31,455,445	33,657,233	4,879,840

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	31,905,203	33,827,204	4,904,484

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE
(LOSS) INCOME
(Amounts in thousands, except share and per share data)

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	USD
				(Note 2)
Cost and operating expenses	(3,729,055)	(3,959,299)	(1,033,444)	(149,835)
Interest income	93,897	153,749	326,699	47,367
Investment (loss) income	—	(379)	23,405	3,393
Unrealized gains (loss) from fair value changes of short term investments and derivative assets	—	18,333	(39,131)	(5,673)
Other (expenses) income, net	—	2,277	228,955	33,196
Impairment loss and others	—	(46,625)	(1,646)	(239)
Equity in losses of equity investees	(10,975)	(5,696)	—	—
Income tax expenses	—	(14,090)	(96,032)	(13,923)
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	175,661	197,282	997,956	144,689

Net (loss) income attributable to Full Truck Alliance Co. Ltd.	(3,470,472)	(3,654,448)	406,762	58,975

Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	(498,157)	(533,657)	1,972,520	285,988

Total comprehensive (loss) income attributable to Full Truck Alliance Co. Ltd.	(3,968,629)	(4,188,105)	2,379,282	344,963

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY CONDENSED
STATEMENTS OF CASH FLOWS
(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
				(Note 2)
Cash flows from operating activities:
Net (loss) income attribute to ordinary shareholders	(3,470,472)	(3,654,448)	406,762	58,975
Adjustments to reconcile net loss to net cash used in operating activities
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	(175,661)	(197,282)	(997,956)	(144,689)
Share-based compensation	3,254,335	3,628,602	919,255	133,279
Modification of share options	231,972	209,311	—	—
Equity in loss of unconsolidated investees	10,975	5,696	—	—
Net gain from disposal of investment in equity investees	—	379	—	—
Unrealized (gains) loss from fair value changes of short term investments	—	(18,333)	39,131	5,673
Foreign exchange loss	—	2,917	1,646	239
Impairment loss	—	43,708	—	—
Changes in operating assets and liabilities:
Prepayments and other current assets	22,727	(108,119)	(80,171)	(11,624)
Accounts payable	—	42	(40)	(6)
Amounts due to related parties	22,242	(31,213)	(6,252)	(906)
Income tax payable	—	9,084	9,219	1,337
Accrued expenses and other current liabilities	91,377	(78,313)	18,749	2,718

Net cash (used in) provided by operating activities	(12,505)	(187,969)	310,343	44,996
Cash flows from investing activities:
Purchases of short-term investments	(6,766,468)	(19,376,170)	(77,533,178)	(11,241,254)
Maturity of short-term investments	4,638,930	7,464,384	80,368,017	11,652,267
Payment for investment in equity investees	(19,312)	(580,888)	—	—
Return from dissolution of an equity investment	—	11,929	—	—
Loans to related parties	(63,482)	—	—	—
Repayment of loans from related parties	109,792	—	—	—
Investment in subsidiaries and VIEs	(493,225)	(2,081,323)	(2,538,846)	(368,098)

Net cash (used in) provided by investing activities	(2,593,765)	(14,562,068)	295,993	42,915
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares	(557,836)	(2,208,791)	(884,360)	(128,220)
Taxes paid for employees through repurchase of ordinary shares	—	(376,646)	(508,015)	(73,655)
Proceeds from issuing preferred shares, net of issuance cost	—	385,788	—	—
Proceeds from initial public offerings, net	—	11,059,043	—	—
Proceeds from exercise of share options	87	20	8	1
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost	11,081,037	—	—	—
Loan to a shareholder pledged by preferred shares	(1,310,140)	—	—	—

Net cash provided by (used in) financing activities	9,213,148	8,859,414	(1,392,367)	(201,874)
Effect of exchange rate changes on cash and cash equivalents	(274,587)	(102,804)	26,603	3,857
Net increase (decrease) in cash and cash equivalents	6,332,291	(5,993,427)	(759,428)	(110,106)
Cash and cash equivalents, beginning of the year	693,676	7,025,967	1,032,540	149,704

Cash and cash equivalents, end of the year	7,025,967	1,032,540	273,112	39,598

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL STATEMENTS SCHEDULE I
FULL TRUCK ALLIANCE CO. LTD. FINANCIAL
INFORMATION OF PARENT COMPANY NOTES TO
SCHEDULE I

1)
Schedule I has been provided pursuant to the requirements of Rule
12-04(a)
and
5-04(c)
of Regulation
S-X,
which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of condensed consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)
The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIE’s profit or loss as “Equity in losses of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries and VIEs even though the parent company is not obligated to provide continuing support or fund losses.

3)	For the years ended December 31, 2020, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.